Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance at Jan. 31, 2009	$ 44,986	$ 449,462	$ 363	$ (362,644)
Shares issued:
Stock options exercised	3,874
Issue of common shares net of issuance costs	37,749
Unearned compensation related to issuance of stock options		38
Stock-based compensation expense (Note 15)		3,371
Stock options exercised		(1,335)
Stock option income tax benefits		55
Foreign currency translation adjustment			(2,397)		(2,397)
Net income				14,350	14,350	14,350
Total other comprehensive (loss) income					(2,397)
Comprehensive income					11,953
Total Shareholders’ Equity	86,609	451,591	(2,034)	(348,294)		187,872
Balance at Jan. 31, 2010	86,609	451,591	(2,034)	(348,294)		187,872
Shares issued:
Stock options exercised	1,539
Unearned compensation related to issuance of stock options		8
Stock-based compensation expense (Note 15)		1,076
Stock options exercised		(404)
Purchase of non-controlling interest (Note 3)		29
Foreign currency translation adjustment			3,856		3,856
Net income				11,539	11,539	11,539
Total other comprehensive (loss) income					3,856
Comprehensive income					15,395
Total Shareholders’ Equity	88,148	452,300	1,822	(336,755)		205,515
Balance at Jan. 31, 2011	88,148	452,300	1,822	(336,755)		205,515
Shares issued:
Stock options exercised	2,776
Unearned compensation related to issuance of stock options		11
Stock-based compensation expense (Note 15)		1,213
Stock options exercised		(1,001)
Stock option income tax benefits		(99)
Foreign currency translation adjustment			(1,885)		(1,885)
Net income				12,026	12,026	12,026
Total other comprehensive (loss) income					(1,885)
Comprehensive income					10,141
Total Shareholders’ Equity	90,924	452,424	(63)	(324,729)		218,556
Balance at Jan. 31, 2012	$ 90,924	$ 452,424	$ (63)	$ (324,729)		$ 218,556